Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Stockholders' Equity [Line Items]
Stockholders' Equity

7.      Stockholders’ Equity

Common Stock

As of September 30, 2021 and December 31, 2020, 5,910,980 shares and 5,158,607 shares, respectively, were outstanding. During the nine months ended September 30, 2021, the Company issued 20,000 common shares upon the exercise of stock options and 465,170 common shares as the secured convertible note matured (see Note 6). There were no stock option exercises during the nine months ended September 30, 2020.

Common Stock Warrants

All 190,749 outstanding shares are fully vested and have a weighted average remaining life of 4.1 years. The Company did not incur any expense for the three months ended September 30, 2021 and 2020 and the nine months ended September 30, 2021 and 2020.

Beneficial Conversion Feature — Convertible Debt

As detailed in Note 6– Notes Payable and Convertible Debt, the Company has issued two series of convertible debt. Both issuances resulted in the recognition of the beneficial conversion features contained within both of the instruments. The Company recognized the proceeds allocable to the beneficial conversion feature as additional paid in capital and a corresponding debt discount. This additional paid in capital is reflected in the accompanying unaudited condensed consolidated Statements of Changes in Stockholders’ Equity.

7.      Stockholders’ Equity

Common Stock

The company has authorized 8,610,000 common shares of stock, par value $0.0001 per share.

Voting

At all stockholder meetings and written actions, holders of Common Stock are entitled to one vote per share of Common Stock; provided, however, unless required by law, such holders cannot vote on any amendment to the Company’s certificate of incorporation that relates solely to the terms of Preferred Stock. There is no cumulative voting.

Election of Directors

Holders of Series A Preferred Stock are entitled to elect 1 director and holders of Common Stock are entitled to elect 2 directors. A director may be removed without cause only by the vote of the holders of the shares of class or series of stock entitled to elect such director.

Adjustment for Certain Dividends and Distributions

If, after the Series A Original Issue Date (as defined in the Company’s amended and restated certificate of incorporation), the Company determines holders of Common Stock are entitled to receive a dividend or other distribution in additional shares of Common Stock, the Preferred Stock Conversion Price (as defined in the Company’s amended and restated certificate of incorporation) will be decreased by multiplying the Conversion Price by a fraction in which (a) the numerator is the total shares of Common Stock issued and outstanding; and (b) the denominator is the total number shares of Common Stock issued and outstanding plus the number of shares of Common Stock issuable in payment of such dividend or distribution; however, (y) if such dividend or distribution is not fully paid or made on the record date, the Conversion Price will be recomputed and adjusted as of the time of payment; and (x) no adjustment will be made if holders of Preferred Stock simultaneously receive the dividend or distribution of shares of Common Stock on an as-converted basis.

Adjustments for Other Dividends and Distributions

If the Company determine holders of Common Stock are entitled to receive a dividend or other distribution in Company securities or in other property, and other than by distribution of shares of Common Stock, and accordingly the foregoing provisions do not apply, holders of Common Stock and Preferred Stock, on an as-converted basis, shall simultaneously receive such dividend or other distribution.

In 2019 and 2020 the Company did not declare or pay any dividends.

Preferred Stock (All Series)

The holders of Preferred Stock have certain rights, preferences, privileges, and restrictions, which are fully included and described in the Company’s amended and restated certificate of incorporation. The significant terms of the Preferred Stock are as follows:

Dividends

Dividends are payable when, as, and if declared by the Company’s Board of Directors, acting in its sole discretion. Other than with respect to dividends payable on shares of Common Stock payable in shares of Company Stock, dividends are not payable on any other class or series of capital stock of the Company unless the holders of the Series A Preferred Stock, Series A-1 Preferred Stock and Series A-2 Preferred Stock first or simultaneously receive a dividend on each outstanding share of Series A Preferred Stock, Series A-1 Preferred Stock and Series A-2 Preferred Stock in an amount calculated in accordance with the provisions of the Company’s amended and restated certificate of incorporation. After payment of dividends to the holders of the Series A Preferred Stock, Series A-1 Preferred Stock and Series A-2 Preferred Stock described above, other than with respect to dividends payable on shares of Common Stock payable in shares of Company Stock, dividends are not payable on any other class or series of capital stock of the Company unless the holders of the Series Seed Preferred Stock first or simultaneously receive a dividend on each outstanding share of Series Seed Preferred Stock in an amount calculated in accordance with the provisions of the Company’s amended and restated certificate of incorporation. The Company has not declared or paid dividends in 2019 or 2020.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or a Deemed Liquidation Event, as such term is defined in the Company’s amended and restated certificate of incorporation, before any payment is made to holders of Common Stock, payment shall be made from the assets of the Company available for distribution to its stockholders, on a pari passu basis, to the holders of the Preferred Stock in an amount per share equal to 1.5x the Series A Original Issue Price, Series A-1 Original Issue Price, Series A-2 Original Issue Price, or Series Seed Original Issue Price (as such terms are defined in the amended and restated certificate of incorporation), as applicable, plus any dividends declared but unpaid thereon. If upon any such liquidation, dissolution or winding up of the Company, or a Deemed Liquidation Event, the assets of the Company available for distribution to its stockholders are insufficient to pay the holders of shares of Preferred Stock in the full amounts that they are entitled to, they shall share rateably, on a pari passu basis, in any distribution of the assets available for distribution in proportion to the respective amounts that would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

After the payment of all preferential amounts required to be paid to the holders of the Preferred Stock:

•        in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the remaining assets of the Company available for distribution to its stockholders are distributed, pro rata, among the holders of the Preferred Stock, on an as-converted basis, and the holders of the Common Stock, or

•        in the event of a Qualifying Financing, as such term is defined in the Company’s amended and restated certificate of incorporation, the remaining assets of the Company available for distribution to its stockholders are distributed, pro rata, among the holders of Common Stock alone.

Voting

The holders of the Preferred Stock are entitled to cast the number of votes equal to the number of whole shares of Common Stock on an as-converted basis as of the applicable record date at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting). The holders of Preferred Stock vote together with the holders of Common Stock as a single class, unless provided otherwise by law or the Company’s amended and restate certificate of incorporation. The holders of the Series A Preferred Stock voting together as a separate class are entitled to elect 1 director of the Company and the holders of the Common Stock voting together as a separate class are entitled to elect 2 directors of the Company

Conversion

Each share of Preferred Stock is convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder, into such number of fully paid and nonassessable shares of Common Stock determined by dividing:

•        the Series A Original Issue Price by the Series A Conversion Price (as defined in the amended and restated certificate of incorporation) in effect at the time of conversion (which is initially equal to $13.97337); provided, however, such initial Series A Conversion Price, and the rate at which shares of Series A Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment;

•        the Series A-1 Original Issue Price by the Series A-1 Conversion Price (as defined in the amended and restated certificate of incorporation) in effect at the time of conversion (which is initially equal to $7.68535); provided, however, such initial Series A-1 Conversion Price, and the rate at which shares of Series A-1 Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment; and

•        dividing the Series A-2 Original Issue Price by the Series A-2 Conversion Price (as defined in the amended and restated certificate of incorporation) in effect at the time of conversion (which is initially equal to $0.33039582); provided, however, such initial Series A-2 Conversion Price, and the rate at which shares of Series A-2 Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment.

•        the Series Seed Original Issue Price by the Series Seed Conversion Price (as defined in the amended and restated certificate of incorporation) in effect at the time of conversion (which is initially equal to $0.95); provided, however, such initial Series Seed Conversion Price, and the rate at which shares of Series Seed Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment as provided below.

All preferred stock will mandatorily convert upon the earliest to occur of (a) the closing of the sale of shares of Common Stock to the public at a price of at least 3x times the Series A Original Issue Price per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Common Stock), in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $30,000,000 of net proceeds to the Company; or (b) the date and time, or the occurrence of an event, specified by vote or written consent of (i) the holders of at least 50% of the then outstanding shares of Preferred Stock voting on an as-converted to Common Stock basis, and (ii) the holders of at least 50% of the then outstanding shares of Series A Preferred Stock, (y) all outstanding shares of Preferred Stock shall automatically be converted into shares of Common Stock, at the then effective conversion rate and (z) such shares may not be reissued by the Company.

Redemption

The Preferred Stock is not redeemable.

A summary of the convertible preferred stock shares authorized, issued, and outstanding as of December 31, 2020 is as follows:

	Original Issue Price per Share	Shares Designated	Shares Outstanding	Liquidation Value
Seed	$0.95	633,000	633,000	$601,350
Series A	$13.97	1,220,000	1,220,000	$17,047,548
Series A1	$7.69	225,000	223,749	$1,719,601
Series A2	$0.33	305,000	302,668	$100,000
		2,383,000	2,379,417	$19,468,499

Digital Securities

In 2018, the Company commenced a sale offering and issuance (the “LDC Offering”) of 285 million revenue participation interests (the “Digital Securities”) of the Net Raffle Revenue of LDC Crypto Universal Public Company Limited (“LDC”). The Digital Securities do not have any voting rights, redemption rights, or liquidation rights, nor are they tied in any way to other equity securities of LDC or the Company nor do they otherwise hold any rights that a holder of equity securities of LDC or the Company may have or that a holder of traditional equity securities or capital stock may have. The Company may repurchase Digital Securities at a future date but has no obligation to do so. From August 2018 to December 2020, the Company issued approximately (i) 51,520,000 Digital Securities for approximately $55,717,000; and (ii) options to purchase an additional 1,464,340 Digital Securities for $0.05 per Digital Security. For the years ended December 31, 2020 and 2019, respectively, the Company recognized an additional, approximate value of between $650,000 and $2,892,000 from issuance of additional Digital Securities. The Digital Securities in the aggregate receive an allocation of 7% of the Net Raffle Revenue of LDC, as such term is defined and calculated in the applicable private placement memorandum, which is then distributed periodically on a pro rata basis to each Digital Security holder based on the Digital Securities then outstanding. As these Digital Securities are directly linked to the raffle sweepstakes business of LDC but are not otherwise tied to any other assets or equity instruments of LDC or the Company, the Company presents these Digital Securities and related Net Raffle Revenue as additional paid in capital on the Balance Sheet as permitted under Topic 505 Equity (“ASC 505”). See Footnote 10.

Common Stock Warrants

From July 2015 to January 2018, the Company entered into warrant agreements to issue an aggregate of 190,749 shares of Common Stock to several third parties at prices ranging from $0.18 — $2.01 per share. All stock warrants are treated as equity instruments. As of December 31, 2020 and 2019, the warrants are fully vested and exercisable with a weighted average remaining life of 4.8 years.

The fair value of the warrants granted during the years ended December 31, 2020 and 2019 were established using the Black Scholes option pricing model utilizing the following assumptions:

	As of December 31,
	2020	2019
Dividend yield	0.0%	0.0%
Risk-free interest rate	1.0%	1.0%
Expected term	5 years	5 years
Volatility	52.6%	52.6%

The Company did not incur any expense for the years ended December 31, 2020 and 2019, respectively.

Beneficial Conversion Feature — Convertible Debt

As detailed in Note 6 — Notes Payable, the Company issued two series of convertible debt which resulted in the recognition of the beneficial conversion features contained within both of the instruments. The Company recognized the proceeds allocable to the beneficial conversion feature as additional paid-in capital and a corresponding debt discount which is reflected in the accompanying audited consolidated Statements of Equity. The Company recognized beneficial conversion feature of $1,405,341 and $717,866 for the years ended December 31, 2020 and 2019, respectively.